Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Entity Central Index Key	0000745463
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000014476
Shareholder Report [Line Items]
Fund Name	Eaton Vance AMT-Free Municipal Income Fund
Class Name	Class A
Trading Symbol	ETMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance AMT-Free Municipal Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position in bonds rated BBB and below contributed to returns relative to the Index as lower-credit-quality bonds generally outperformed higher-credit-quality bonds during the period

↑ An overweight position in bonds with more than 22 years remaining to maturity contributed to returns relative to the Index as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ An overweight position in bonds with coupon rates of 4% and below, including zero-coupon bonds, contributed to Fund performance relative to the Index

↓ Security selections in bonds with 12-17 years remaining to maturity detracted from Fund performance relative to the Index during the period

↓ Security selections in the housing sector detracted from Fund performance relative to the Index during the period

↓ Security selections in A-rated bonds detracted from Fund performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index
9/14	$9,675	$10,000
10/14	$9,718	$10,069
11/14	$9,708	$10,086
12/14	$9,792	$10,137
1/15	$9,962	$10,317
2/15	$9,837	$10,210
3/15	$9,870	$10,240
4/15	$9,818	$10,186
5/15	$9,798	$10,158
6/15	$9,777	$10,148
7/15	$9,831	$10,222
8/15	$9,875	$10,242
9/15	$9,919	$10,316
10/15	$9,984	$10,357
11/15	$10,050	$10,398
12/15	$10,160	$10,472
1/16	$10,247	$10,596
2/16	$10,224	$10,613
3/16	$10,290	$10,647
4/16	$10,388	$10,725
5/16	$10,431	$10,754
6/16	$10,596	$10,925
7/16	$10,573	$10,932
8/16	$10,616	$10,947
9/16	$10,547	$10,892
10/16	$10,445	$10,778
11/16	$10,073	$10,376
12/16	$10,174	$10,497
1/17	$10,209	$10,567
2/17	$10,267	$10,640
3/17	$10,278	$10,663
4/17	$10,347	$10,741
5/17	$10,494	$10,911
6/17	$10,470	$10,872
7/17	$10,538	$10,960
8/17	$10,629	$11,043
9/17	$10,615	$10,987
10/17	$10,600	$11,014
11/17	$10,563	$10,955
12/17	$10,666	$11,069
1/18	$10,570	$10,939
2/18	$10,557	$10,906
3/18	$10,590	$10,947
4/18	$10,575	$10,908
5/18	$10,679	$11,033
6/18	$10,699	$11,042
7/18	$10,734	$11,069
8/18	$10,730	$11,097
9/18	$10,703	$11,025
10/18	$10,628	$10,957
11/18	$10,709	$11,079
12/18	$10,789	$11,211
1/19	$10,858	$11,296
2/19	$10,940	$11,357
3/19	$11,108	$11,536
4/19	$11,165	$11,579
5/19	$11,321	$11,739
6/19	$11,366	$11,782
7/19	$11,460	$11,877
8/19	$11,654	$12,065
9/19	$11,561	$11,968
10/19	$11,554	$11,989
11/19	$11,586	$12,019
12/19	$11,605	$12,056
1/20	$11,838	$12,273
2/20	$12,033	$12,431
3/20	$11,630	$11,980
4/20	$11,304	$11,830
5/20	$11,677	$12,206
6/20	$11,821	$12,307
7/20	$12,030	$12,514
8/20	$11,970	$12,455
9/20	$11,922	$12,458
10/20	$11,887	$12,420
11/20	$12,111	$12,608
12/20	$12,204	$12,685
1/21	$12,284	$12,765
2/21	$12,013	$12,563
3/21	$12,106	$12,640
4/21	$12,264	$12,746
5/21	$12,328	$12,784
6/21	$12,367	$12,819
7/21	$12,484	$12,926
8/21	$12,416	$12,878
9/21	$12,297	$12,785
10/21	$12,269	$12,748
11/21	$12,400	$12,856
12/21	$12,424	$12,877
1/22	$12,021	$12,525
2/22	$11,940	$12,480
3/22	$11,537	$12,075
4/22	$11,147	$11,741
5/22	$11,268	$11,916
6/22	$11,027	$11,720
7/22	$11,310	$12,030
8/22	$11,053	$11,766
9/22	$10,594	$11,315
10/22	$10,420	$11,221
11/22	$10,996	$11,746
12/22	$10,944	$11,779
1/23	$11,305	$12,118
2/23	$10,993	$11,844
3/23	$11,260	$12,106
4/23	$11,264	$12,079
5/23	$11,186	$11,974
6/23	$11,302	$12,094
7/23	$11,321	$12,142
8/23	$11,145	$11,967
9/23	$10,730	$11,616
10/23	$10,539	$11,517
11/23	$11,406	$12,249
12/23	$11,723	$12,533
1/24	$11,700	$12,469
2/24	$11,691	$12,485
3/24	$11,683	$12,485
4/24	$11,531	$12,330
5/24	$11,522	$12,294
6/24	$11,717	$12,482
7/24	$11,810	$12,596
8/24	$11,905	$12,696
9/24	$12,062	$12,821

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	12.36%	0.84%	2.22%
Class A with 3.25% Maximum Sales Charge	8.66%	0.18%	1.89%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%

AssetsNet	$ 200,602,193
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 921,632
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$200,602,193
# of Portfolio Holdings	104
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$921,632

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.0%
Housing	3.3%
Senior Living/Life Care	3.4%
Water and Sewer	3.6%
Other Revenue	3.6%
Electric Utilities	4.1%
Lease Rev./Cert. of Participation	7.3%
Hospital	9.0%
Transportation	18.2%
Special Tax Revenue	19.0%
General Obligations	23.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	5.6%
BB	4.0%
BBB	7.2%
A	23.7%
AA	45.9%
AAA	13.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000038314
Shareholder Report [Line Items]
Fund Name	Eaton Vance AMT-Free Municipal Income Fund
Class Name	Class C
Trading Symbol	ECMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance AMT-Free Municipal Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.70%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position in bonds rated BBB and below contributed to returns relative to the Index as lower-credit-quality bonds generally outperformed higher-credit-quality bonds during the period

↑ An overweight position in bonds with more than 22 years remaining to maturity contributed to returns relative to the Index as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ An overweight position in bonds with coupon rates of 4% and below, including zero-coupon bonds, contributed to Fund performance relative to the Index

↓ Security selections in bonds with 12-17 years remaining to maturity detracted from Fund performance relative to the Index during the period

↓ Security selections in the housing sector detracted from Fund performance relative to the Index during the period

↓ Security selections in A-rated bonds detracted from Fund performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index
9/14	$10,000	$10,000
10/14	$10,038	$10,069
11/14	$10,011	$10,086
12/14	$10,102	$10,137
1/15	$10,272	$10,317
2/15	$10,136	$10,210
3/15	$10,164	$10,240
4/15	$10,103	$10,186
5/15	$10,076	$10,158
6/15	$10,047	$10,148
7/15	$10,097	$10,222
8/15	$10,136	$10,242
9/15	$10,175	$10,316
10/15	$10,235	$10,357
11/15	$10,297	$10,398
12/15	$10,403	$10,472
1/16	$10,486	$10,596
2/16	$10,456	$10,613
3/16	$10,517	$10,647
4/16	$10,600	$10,725
5/16	$10,649	$10,754
6/16	$10,811	$10,925
7/16	$10,769	$10,932
8/16	$10,806	$10,947
9/16	$10,740	$10,892
10/16	$10,629	$10,778
11/16	$10,242	$10,376
12/16	$10,338	$10,497
1/17	$10,367	$10,567
2/17	$10,420	$10,640
3/17	$10,425	$10,663
4/17	$10,488	$10,741
5/17	$10,631	$10,911
6/17	$10,600	$10,872
7/17	$10,662	$10,960
8/17	$10,736	$11,043
9/17	$10,727	$10,987
10/17	$10,705	$11,014
11/17	$10,660	$10,955
12/17	$10,758	$11,069
1/18	$10,654	$10,939
2/18	$10,634	$10,906
3/18	$10,660	$10,947
4/18	$10,638	$10,908
5/18	$10,736	$11,033
6/18	$10,750	$11,042
7/18	$10,778	$11,069
8/18	$10,780	$11,097
9/18	$10,733	$11,025
10/18	$10,650	$10,957
11/18	$10,725	$11,079
12/18	$10,811	$11,211
1/19	$10,861	$11,296
2/19	$10,938	$11,357
3/19	$11,099	$11,536
4/19	$11,150	$11,579
5/19	$11,299	$11,739
6/19	$11,337	$11,782
7/19	$11,412	$11,877
8/19	$11,598	$12,065
9/19	$11,510	$11,968
10/19	$11,497	$11,989
11/19	$11,509	$12,019
12/19	$11,533	$12,056
1/20	$11,757	$12,273
2/20	$11,933	$12,431
3/20	$11,523	$11,980
4/20	$11,191	$11,830
5/20	$11,567	$12,206
6/20	$11,703	$12,307
7/20	$11,904	$12,514
8/20	$11,837	$12,455
9/20	$11,782	$12,458
10/20	$11,740	$12,420
11/20	$11,941	$12,608
12/20	$12,026	$12,685
1/21	$12,098	$12,765
2/21	$11,835	$12,563
3/21	$11,920	$12,640
4/21	$12,056	$12,746
5/21	$12,125	$12,784
6/21	$12,155	$12,819
7/21	$12,250	$12,926
8/21	$12,188	$12,878
9/21	$12,063	$12,785
10/21	$12,014	$12,748
11/21	$12,149	$12,856
12/21	$12,164	$12,877
1/22	$11,760	$12,525
2/22	$11,674	$12,480
3/22	$11,270	$12,075
4/22	$10,880	$11,741
5/22	$11,005	$11,916
6/22	$10,748	$11,720
7/22	$11,032	$12,030
8/22	$10,773	$11,766
9/22	$10,304	$11,315
10/22	$10,139	$11,221
11/22	$10,683	$11,746
12/22	$10,625	$11,779
1/23	$10,971	$12,118
2/23	$10,674	$11,844
3/23	$10,926	$12,106
4/23	$10,924	$12,079
5/23	$10,827	$11,974
6/23	$10,933	$12,094
7/23	$10,945	$12,142
8/23	$10,766	$11,967
9/23	$10,356	$11,616
10/23	$10,177	$11,517
11/23	$10,999	$12,249
12/23	$11,313	$12,533
1/24	$11,269	$12,469
2/24	$11,254	$12,485
3/24	$11,239	$12,485
4/24	$11,085	$12,330
5/24	$11,083	$12,294
6/24	$11,264	$12,482
7/24	$11,347	$12,596
8/24	$11,431	$12,696
9/24	$11,726	$12,821

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	11.58%	0.08%	1.60%
Class C with 1% Maximum Deferred Sales Charge	10.58%	0.08%	1.60%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%

AssetsNet	$ 200,602,193
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 921,632
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$200,602,193
# of Portfolio Holdings	104
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$921,632

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.0%
Housing	3.3%
Senior Living/Life Care	3.4%
Water and Sewer	3.6%
Other Revenue	3.6%
Electric Utilities	4.1%
Lease Rev./Cert. of Participation	7.3%
Hospital	9.0%
Transportation	18.2%
Special Tax Revenue	19.0%
General Obligations	23.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	5.6%
BB	4.0%
BBB	7.2%
A	23.7%
AA	45.9%
AAA	13.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014478
Shareholder Report [Line Items]
Fund Name	Eaton Vance AMT-Free Municipal Income Fund
Class Name	Class I
Trading Symbol	EVMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance AMT-Free Municipal Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position in bonds rated BBB and below contributed to returns relative to the Index as lower-credit-quality bonds generally outperformed higher-credit-quality bonds during the period

↑ An overweight position in bonds with more than 22 years remaining to maturity contributed to returns relative to the Index as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ An overweight position in bonds with coupon rates of 4% and below, including zero-coupon bonds, contributed to Fund performance relative to the Index

↓ Security selections in bonds with 12-17 years remaining to maturity detracted from Fund performance relative to the Index during the period

↓ Security selections in the housing sector detracted from Fund performance relative to the Index during the period

↓ Security selections in A-rated bonds detracted from Fund performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index
9/14	$1,000,000	$1,000,000
10/14	$1,004,514	$1,006,857
11/14	$1,003,115	$1,008,598
12/14	$1,012,594	$1,013,687
1/15	$1,030,124	$1,031,654
2/15	$1,016,828	$1,021,012
3/15	$1,021,459	$1,023,960
4/15	$1,015,999	$1,018,588
5/15	$1,013,545	$1,015,774
6/15	$1,012,038	$1,014,848
7/15	$1,017,722	$1,022,199
8/15	$1,022,371	$1,024,207
9/15	$1,027,003	$1,031,626
10/15	$1,033,718	$1,035,727
11/15	$1,041,543	$1,039,845
12/15	$1,053,473	$1,047,151
1/16	$1,062,251	$1,059,645
2/16	$1,059,551	$1,061,312
3/16	$1,067,316	$1,064,674
4/16	$1,077,129	$1,072,502
5/16	$1,081,724	$1,075,403
6/16	$1,098,964	$1,092,511
7/16	$1,096,248	$1,093,178
8/16	$1,100,777	$1,094,653
9/16	$1,094,729	$1,089,190
10/16	$1,084,482	$1,077,763
11/16	$1,046,464	$1,037,568
12/16	$1,056,514	$1,049,749
1/17	$1,060,402	$1,056,669
2/17	$1,066,405	$1,064,007
3/17	$1,068,062	$1,066,317
4/17	$1,075,071	$1,074,054
5/17	$1,090,732	$1,091,100
6/17	$1,088,891	$1,087,187
7/17	$1,095,880	$1,095,983
8/17	$1,105,104	$1,104,323
9/17	$1,104,279	$1,098,708
10/17	$1,103,446	$1,101,390
11/17	$1,100,385	$1,095,493
12/17	$1,110,777	$1,106,943
1/18	$1,101,015	$1,093,911
2/18	$1,099,124	$1,090,642
3/18	$1,102,782	$1,094,668
4/18	$1,101,853	$1,090,761
5/18	$1,113,438	$1,103,252
6/18	$1,115,937	$1,104,193
7/18	$1,119,763	$1,106,873
8/18	$1,119,925	$1,109,715
9/18	$1,115,548	$1,102,531
10/18	$1,108,858	$1,095,742
11/18	$1,117,090	$1,107,870
12/18	$1,126,467	$1,121,135
1/19	$1,133,559	$1,129,609
2/19	$1,141,969	$1,135,658
3/19	$1,159,720	$1,153,610
4/19	$1,166,894	$1,157,945
5/19	$1,183,480	$1,173,909
6/19	$1,187,127	$1,178,244
7/19	$1,197,888	$1,187,739
8/19	$1,218,151	$1,206,474
9/19	$1,208,581	$1,196,803
10/19	$1,208,460	$1,198,948
11/19	$1,212,040	$1,201,946
12/19	$1,214,410	$1,205,616
1/20	$1,239,602	$1,227,277
2/20	$1,258,832	$1,243,103
3/20	$1,217,064	$1,198,012
4/20	$1,182,673	$1,182,977
5/20	$1,223,794	$1,220,609
6/20	$1,238,105	$1,230,655
7/20	$1,261,177	$1,251,382
8/20	$1,254,707	$1,245,511
9/20	$1,250,661	$1,245,775
10/20	$1,246,570	$1,242,033
11/20	$1,269,783	$1,260,776
12/20	$1,279,255	$1,268,456
1/21	$1,288,683	$1,276,540
2/21	$1,260,686	$1,256,257
3/21	$1,270,131	$1,264,005
4/21	$1,287,053	$1,274,607
5/21	$1,294,977	$1,278,410
6/21	$1,299,167	$1,281,920
7/21	$1,310,951	$1,292,552
8/21	$1,304,951	$1,287,808
9/21	$1,292,712	$1,278,514
10/21	$1,289,226	$1,274,776
11/21	$1,303,591	$1,285,628
12/21	$1,306,338	$1,287,702
1/22	$1,264,240	$1,252,454
2/22	$1,256,883	$1,247,967
3/22	$1,213,361	$1,207,512
4/22	$1,172,430	$1,174,113
5/22	$1,185,897	$1,191,554
6/22	$1,160,537	$1,172,038
7/22	$1,190,959	$1,203,006
8/22	$1,165,342	$1,176,640
9/22	$1,116,337	$1,131,480
10/22	$1,098,696	$1,122,070
11/22	$1,158,778	$1,174,553
12/22	$1,152,887	$1,177,916
1/23	$1,192,232	$1,211,751
2/23	$1,160,020	$1,184,351
3/23	$1,187,608	$1,210,629
4/23	$1,188,575	$1,207,864
5/23	$1,180,192	$1,197,397
6/23	$1,191,994	$1,209,391
7/23	$1,194,372	$1,214,176
8/23	$1,176,503	$1,196,696
9/23	$1,132,929	$1,161,622
10/23	$1,113,574	$1,151,737
11/23	$1,204,831	$1,224,851
12/23	$1,238,804	$1,253,319
1/24	$1,235,736	$1,246,918
2/24	$1,235,474	$1,248,519
3/24	$1,235,219	$1,248,480
4/24	$1,219,671	$1,233,018
5/24	$1,219,396	$1,229,401
6/24	$1,240,176	$1,248,245
7/24	$1,249,867	$1,259,622
8/24	$1,261,065	$1,269,557
9/24	$1,276,417	$1,282,104

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	12.66%	1.10%	2.47%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%

AssetsNet	$ 200,602,193
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 921,632
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$200,602,193
# of Portfolio Holdings	104
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$921,632

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.0%
Housing	3.3%
Senior Living/Life Care	3.4%
Water and Sewer	3.6%
Other Revenue	3.6%
Electric Utilities	4.1%
Lease Rev./Cert. of Participation	7.3%
Hospital	9.0%
Transportation	18.2%
Special Tax Revenue	19.0%
General Obligations	23.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	5.6%
BB	4.0%
BBB	7.2%
A	23.7%
AA	45.9%
AAA	13.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081142
Shareholder Report [Line Items]
Fund Name	Eaton Vance Total Return Bond Fund
Class Name	Class A
Trading Symbol	EBABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ Security selections in investment-grade corporate bonds, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) contributed to performance relative to the Index during the period

↑ Out-of-Index positions in high yield bonds ― which outperformed investment-grade bonds during the period ― and non-agency mortgage-backed securities, along with an underweight position in U.S. Treasurys, and an overweight position in CMBS contributed to performance relative to the Index during the period

↑ The Fund’s out-of-Index use of derivatives for duration management ― by investing in U.S. Treasury futures and options on U.S. Treasury futures ― contributed to returns relative to the Index during the period

↓ The Fund’s out-of-Index allocation to bank loans and an overweight position in ABS detracted from returns relative to the Index during the period

↓ Duration positioning ― which was shorter than that of the Index ― detracted from returns relative to the Index during a period when interest rates declined

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/14	$9,675	$10,000	$10,000
10/14	$9,750	$10,098	$10,098
11/14	$9,850	$10,152	$10,170
12/14	$9,931	$10,134	$10,179
1/15	$10,135	$10,327	$10,393
2/15	$10,017	$10,267	$10,295
3/15	$10,064	$10,309	$10,343
4/15	$10,010	$10,297	$10,306
5/15	$10,009	$10,279	$10,281
6/15	$9,863	$10,164	$10,169
7/15	$9,809	$10,224	$10,240
8/15	$9,590	$10,194	$10,225
9/15	$9,404	$10,233	$10,294
10/15	$9,637	$10,266	$10,296
11/15	$9,551	$10,229	$10,269
12/15	$9,315	$10,178	$10,235
1/16	$9,164	$10,290	$10,376
2/16	$9,179	$10,363	$10,450
3/16	$9,664	$10,490	$10,546
4/16	$9,990	$10,562	$10,586
5/16	$9,857	$10,570	$10,589
6/16	$10,104	$10,756	$10,779
7/16	$10,304	$10,844	$10,847
8/16	$10,424	$10,856	$10,835
9/16	$10,459	$10,859	$10,829
10/16	$10,457	$10,787	$10,746
11/16	$10,286	$10,544	$10,492
12/16	$10,377	$10,576	$10,506
1/17	$10,563	$10,613	$10,527
2/17	$10,653	$10,695	$10,598
3/17	$10,697	$10,691	$10,592
4/17	$10,793	$10,780	$10,674
5/17	$10,829	$10,863	$10,756
6/17	$10,861	$10,854	$10,745
7/17	$10,975	$10,908	$10,792
8/17	$11,041	$11,002	$10,888
9/17	$11,088	$10,963	$10,836
10/17	$11,090	$10,976	$10,843
11/17	$11,103	$10,960	$10,829
12/17	$11,148	$11,008	$10,879
1/18	$11,224	$10,902	$10,753
2/18	$11,120	$10,799	$10,651
3/18	$11,136	$10,853	$10,720
4/18	$11,087	$10,781	$10,640
5/18	$11,054	$10,840	$10,716
6/18	$11,025	$10,824	$10,703
7/18	$11,149	$10,847	$10,705
8/18	$11,109	$10,900	$10,774
9/18	$11,143	$10,853	$10,705
10/18	$11,035	$10,763	$10,620
11/18	$11,027	$10,811	$10,683
12/18	$11,027	$10,980	$10,880
1/19	$11,286	$11,132	$10,995
2/19	$11,380	$11,144	$10,989
3/19	$11,528	$11,345	$11,200
4/19	$11,607	$11,361	$11,203
5/19	$11,647	$11,535	$11,402
6/19	$11,864	$11,698	$11,545
7/19	$11,951	$11,733	$11,570
8/19	$12,004	$11,998	$11,870
9/19	$12,008	$11,946	$11,807
10/19	$12,100	$11,985	$11,842
11/19	$12,105	$11,982	$11,836
12/19	$12,188	$12,000	$11,828
1/20	$12,393	$12,216	$12,056
2/20	$12,417	$12,399	$12,273
3/20	$10,897	$12,156	$12,200
4/20	$11,260	$12,400	$12,417
5/20	$11,482	$12,516	$12,475
6/20	$11,833	$12,620	$12,554
7/20	$12,115	$12,842	$12,741
8/20	$12,247	$12,768	$12,638
9/20	$12,273	$12,745	$12,632
10/20	$12,256	$12,699	$12,575
11/20	$12,677	$12,865	$12,698
12/20	$12,871	$12,909	$12,716
1/21	$12,952	$12,828	$12,625
2/21	$12,933	$12,663	$12,443
3/21	$12,848	$12,515	$12,287
4/21	$12,921	$12,621	$12,384
5/21	$13,018	$12,669	$12,425
6/21	$13,143	$12,761	$12,512
7/21	$13,265	$12,889	$12,652
8/21	$13,282	$12,881	$12,628
9/21	$13,221	$12,771	$12,518
10/21	$13,234	$12,760	$12,515
11/21	$13,250	$12,776	$12,552
12/21	$13,224	$12,767	$12,520
1/22	$13,013	$12,487	$12,250
2/22	$12,837	$12,317	$12,114
3/22	$12,497	$11,986	$11,777
4/22	$12,103	$11,539	$11,330
5/22	$12,062	$11,603	$11,403
6/22	$11,789	$11,371	$11,224
7/22	$12,056	$11,657	$11,498
8/22	$11,830	$11,354	$11,174
9/22	$11,357	$10,865	$10,691
10/22	$11,196	$10,745	$10,552
11/22	$11,539	$11,146	$10,940
12/22	$11,493	$11,108	$10,891
1/23	$11,920	$11,453	$11,226
2/23	$11,684	$11,171	$10,936
3/23	$11,824	$11,434	$11,214
4/23	$11,827	$11,503	$11,282
5/23	$11,719	$11,384	$11,159
6/23	$11,745	$11,366	$11,119
7/23	$11,773	$11,378	$11,111
8/23	$11,735	$11,309	$11,040
9/23	$11,474	$11,040	$10,760
10/23	$11,294	$10,874	$10,590
11/23	$11,819	$11,363	$11,069
12/23	$12,263	$11,794	$11,493
1/24	$12,328	$11,766	$11,462
2/24	$12,205	$11,625	$11,300
3/24	$12,343	$11,739	$11,404
4/24	$12,085	$11,465	$11,116
5/24	$12,309	$11,655	$11,304
6/24	$12,429	$11,761	$11,411
7/24	$12,716	$12,028	$11,678
8/24	$12,906	$12,205	$11,846
9/24	$13,079	$12,373	$12,004

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	14.03%	1.73%	3.06%
Class A with 3.25% Maximum Sales Charge	10.33%	1.06%	2.72%
Bloomberg U.S. Universal IndexFootnote Reference2	12.08%	0.70%	2.15%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

AssetsNet	$ 2,286,452,902
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 4,902,840
InvestmentCompanyPortfolioTurnover	372.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,286,452,902
# of Portfolio Holdings	417
Portfolio Turnover Rate	372%
Total Advisory Fees Paid	$4,902,840

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Affiliated Investment Funds	1.2%
Senior Floating-Rate Loans	1.5%
Collateralized Mortgage Obligations	3.0%
Commercial Mortgage-Backed Securities	4.5%
Asset-Backed Securities	9.5%
U.S. Treasury Obligations	17.8%
Short-Term Investments	18.1%
Corporate Bonds	19.7%
U.S. Government Agency Mortgage-Backed Securities	23.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(8.8%)
Not Rated	6.6%
CCC or Lower	1.1%
B	3.8%
BB	7.4%
BBB	26.8%
A	4.6%
AA	1.7%
AAA	56.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081143
Shareholder Report [Line Items]
Fund Name	Eaton Vance Total Return Bond Fund
Class Name	Class C
Trading Symbol	ECBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.48%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ Security selections in investment-grade corporate bonds, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) contributed to performance relative to the Index during the period

↑ Out-of-Index positions in high yield bonds ― which outperformed investment-grade bonds during the period ― and non-agency mortgage-backed securities, along with an underweight position in U.S. Treasurys, and an overweight position in CMBS contributed to performance relative to the Index during the period

↑ The Fund’s out-of-Index use of derivatives for duration management ― by investing in U.S. Treasury futures and options on U.S. Treasury futures ― contributed to returns relative to the Index during the period

↓ The Fund’s out-of-Index allocation to bank loans and an overweight position in ABS detracted from returns relative to the Index during the period

↓ Duration positioning ― which was shorter than that of the Index ― detracted from returns relative to the Index during a period when interest rates declined

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/14	$10,000	$10,000	$10,000
10/14	$10,071	$10,098	$10,098
11/14	$10,177	$10,152	$10,170
12/14	$10,246	$10,134	$10,179
1/15	$10,450	$10,327	$10,393
2/15	$10,330	$10,267	$10,295
3/15	$10,372	$10,309	$10,343
4/15	$10,310	$10,297	$10,306
5/15	$10,294	$10,279	$10,281
6/15	$10,146	$10,164	$10,169
7/15	$10,084	$10,224	$10,240
8/15	$9,844	$10,194	$10,225
9/15	$9,656	$10,233	$10,294
10/15	$9,889	$10,266	$10,296
11/15	$9,794	$10,229	$10,269
12/15	$9,546	$10,178	$10,235
1/16	$9,386	$10,290	$10,376
2/16	$9,395	$10,363	$10,450
3/16	$9,876	$10,490	$10,546
4/16	$10,204	$10,562	$10,586
5/16	$10,061	$10,570	$10,589
6/16	$10,316	$10,756	$10,779
7/16	$10,514	$10,844	$10,847
8/16	$10,630	$10,856	$10,835
9/16	$10,650	$10,859	$10,829
10/16	$10,651	$10,787	$10,746
11/16	$10,469	$10,544	$10,492
12/16	$10,555	$10,576	$10,506
1/17	$10,728	$10,613	$10,527
2/17	$10,823	$10,695	$10,598
3/17	$10,861	$10,691	$10,592
4/17	$10,952	$10,780	$10,674
5/17	$10,982	$10,863	$10,756
6/17	$10,998	$10,854	$10,745
7/17	$11,116	$10,908	$10,792
8/17	$11,176	$11,002	$10,888
9/17	$11,207	$10,963	$10,836
10/17	$11,211	$10,976	$10,843
11/17	$11,217	$10,960	$10,829
12/17	$11,256	$11,008	$10,879
1/18	$11,325	$10,902	$10,753
2/18	$11,214	$10,799	$10,651
3/18	$11,223	$10,853	$10,720
4/18	$11,167	$10,781	$10,640
5/18	$11,127	$10,840	$10,716
6/18	$11,081	$10,824	$10,703
7/18	$11,208	$10,847	$10,705
8/18	$11,161	$10,900	$10,774
9/18	$11,179	$10,853	$10,705
10/18	$11,063	$10,763	$10,620
11/18	$11,057	$10,811	$10,683
12/18	$11,051	$10,980	$10,880
1/19	$11,294	$11,132	$10,995
2/19	$11,381	$11,144	$10,989
3/19	$11,522	$11,345	$11,200
4/19	$11,594	$11,361	$11,203
5/19	$11,636	$11,535	$11,402
6/19	$11,836	$11,698	$11,545
7/19	$11,915	$11,733	$11,570
8/19	$11,961	$11,998	$11,870
9/19	$11,967	$11,946	$11,807
10/19	$12,041	$11,985	$11,842
11/19	$12,038	$11,982	$11,836
12/19	$12,124	$12,000	$11,828
1/20	$12,310	$12,216	$12,056
2/20	$12,337	$12,399	$12,273
3/20	$10,809	$12,156	$12,200
4/20	$11,163	$12,400	$12,417
5/20	$11,386	$12,516	$12,475
6/20	$11,727	$12,620	$12,554
7/20	$11,989	$12,842	$12,741
8/20	$12,121	$12,768	$12,638
9/20	$12,140	$12,745	$12,632
10/20	$12,105	$12,699	$12,575
11/20	$12,514	$12,865	$12,698
12/20	$12,697	$12,909	$12,716
1/21	$12,780	$12,828	$12,625
2/21	$12,742	$12,663	$12,443
3/21	$12,651	$12,515	$12,287
4/21	$12,715	$12,621	$12,384
5/21	$12,802	$12,669	$12,425
6/21	$12,917	$12,761	$12,512
7/21	$13,040	$12,889	$12,652
8/21	$13,037	$12,881	$12,628
9/21	$12,969	$12,771	$12,518
10/21	$12,975	$12,760	$12,515
11/21	$12,981	$12,776	$12,552
12/21	$12,948	$12,767	$12,520
1/22	$12,733	$12,487	$12,250
2/22	$12,554	$12,317	$12,114
3/22	$12,224	$11,986	$11,777
4/22	$11,831	$11,539	$11,330
5/22	$11,783	$11,603	$11,403
6/22	$11,509	$11,371	$11,224
7/22	$11,752	$11,657	$11,498
8/22	$11,524	$11,354	$11,174
9/22	$11,067	$10,865	$10,691
10/22	$10,902	$10,745	$10,552
11/22	$11,219	$11,146	$10,940
12/22	$11,178	$11,108	$10,891
1/23	$11,574	$11,453	$11,226
2/23	$11,339	$11,171	$10,936
3/23	$11,478	$11,434	$11,214
4/23	$11,474	$11,503	$11,282
5/23	$11,351	$11,384	$11,159
6/23	$11,370	$11,366	$11,119
7/23	$11,390	$11,378	$11,111
8/23	$11,345	$11,309	$11,040
9/23	$11,086	$11,040	$10,760
10/23	$10,916	$10,874	$10,590
11/23	$11,405	$11,363	$11,069
12/23	$11,838	$11,794	$11,493
1/24	$11,881	$11,766	$11,462
2/24	$11,756	$11,625	$11,300
3/24	$11,882	$11,739	$11,404
4/24	$11,637	$11,465	$11,116
5/24	$11,834	$11,655	$11,304
6/24	$11,942	$11,761	$11,411
7/24	$12,222	$12,028	$11,678
8/24	$12,385	$12,205	$11,846
9/24	$12,749	$12,373	$12,004

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	13.19%	0.95%	2.46%
Class C with 1% Maximum Deferred Sales Charge	12.19%	0.95%	2.46%
Bloomberg U.S. Universal IndexFootnote Reference2	12.08%	0.70%	2.15%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

AssetsNet	$ 2,286,452,902
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 4,902,840
InvestmentCompanyPortfolioTurnover	372.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,286,452,902
# of Portfolio Holdings	417
Portfolio Turnover Rate	372%
Total Advisory Fees Paid	$4,902,840

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Affiliated Investment Funds	1.2%
Senior Floating-Rate Loans	1.5%
Collateralized Mortgage Obligations	3.0%
Commercial Mortgage-Backed Securities	4.5%
Asset-Backed Securities	9.5%
U.S. Treasury Obligations	17.8%
Short-Term Investments	18.1%
Corporate Bonds	19.7%
U.S. Government Agency Mortgage-Backed Securities	23.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(8.8%)
Not Rated	6.6%
CCC or Lower	1.1%
B	3.8%
BB	7.4%
BBB	26.8%
A	4.6%
AA	1.7%
AAA	56.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081144
Shareholder Report [Line Items]
Fund Name	Eaton Vance Total Return Bond Fund
Class Name	Class I
Trading Symbol	EIBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ Security selections in investment-grade corporate bonds, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) contributed to performance relative to the Index during the period

↑ Out-of-Index positions in high yield bonds ― which outperformed investment-grade bonds during the period ― and non-agency mortgage-backed securities, along with an underweight position in U.S. Treasurys, and an overweight position in CMBS contributed to performance relative to the Index during the period

↑ The Fund’s out-of-Index use of derivatives for duration management ― by investing in U.S. Treasury futures and options on U.S. Treasury futures ― contributed to returns relative to the Index during the period

↓ The Fund’s out-of-Index allocation to bank loans and an overweight position in ABS detracted from returns relative to the Index during the period

↓ Duration positioning ― which was shorter than that of the Index ― detracted from returns relative to the Index during a period when interest rates declined

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,007,997	$1,009,792	$1,009,828
11/14	$1,019,411	$1,015,242	$1,016,991
12/14	$1,027,156	$1,013,408	$1,017,942
1/15	$1,048,500	$1,032,698	$1,039,288
2/15	$1,037,280	$1,026,679	$1,029,516
3/15	$1,042,298	$1,030,917	$1,034,297
4/15	$1,037,009	$1,029,721	$1,030,585
5/15	$1,036,260	$1,027,919	$1,028,104
6/15	$1,022,169	$1,016,447	$1,016,893
7/15	$1,016,772	$1,022,366	$1,023,962
8/15	$993,446	$1,019,354	$1,022,492
9/15	$975,272	$1,023,344	$1,029,408
10/15	$998,738	$1,026,615	$1,029,579
11/15	$990,035	$1,022,871	$1,026,859
12/15	$965,709	$1,017,761	$1,023,541
1/16	$950,274	$1,028,996	$1,037,626
2/16	$951,967	$1,036,306	$1,044,987
3/16	$1,002,498	$1,049,006	$1,054,574
4/16	$1,036,623	$1,056,153	$1,058,622
5/16	$1,022,982	$1,056,978	$1,058,894
6/16	$1,049,757	$1,075,586	$1,077,920
7/16	$1,070,806	$1,084,449	$1,084,735
8/16	$1,083,510	$1,085,619	$1,083,494
9/16	$1,086,440	$1,085,877	$1,082,859
10/16	$1,086,463	$1,078,673	$1,074,577
11/16	$1,068,833	$1,054,427	$1,049,159
12/16	$1,078,513	$1,057,560	$1,050,639
1/17	$1,098,073	$1,061,291	$1,052,700
2/17	$1,107,693	$1,069,479	$1,059,775
3/17	$1,113,446	$1,069,121	$1,059,220
4/17	$1,122,748	$1,077,992	$1,067,394
5/17	$1,127,741	$1,086,309	$1,075,610
6/17	$1,130,307	$1,085,388	$1,074,527
7/17	$1,142,383	$1,090,794	$1,079,151
8/17	$1,149,565	$1,100,205	$1,088,831
9/17	$1,154,685	$1,096,333	$1,083,645
10/17	$1,156,107	$1,097,650	$1,084,272
11/17	$1,157,654	$1,095,989	$1,082,881
12/17	$1,161,648	$1,100,820	$1,087,851
1/18	$1,170,783	$1,090,227	$1,075,322
2/18	$1,159,191	$1,079,889	$1,065,128
3/18	$1,161,117	$1,085,336	$1,071,959
4/18	$1,157,255	$1,078,094	$1,063,986
5/18	$1,154,062	$1,083,973	$1,071,580
6/18	$1,150,227	$1,082,401	$1,070,262
7/18	$1,164,448	$1,084,667	$1,070,516
8/18	$1,159,526	$1,090,010	$1,077,405
9/18	$1,163,306	$1,085,340	$1,070,467
10/18	$1,152,267	$1,076,261	$1,062,007
11/18	$1,151,590	$1,081,101	$1,068,347
12/18	$1,151,873	$1,098,015	$1,087,974
1/19	$1,179,232	$1,113,155	$1,099,528
2/19	$1,189,246	$1,114,368	$1,098,891
3/19	$1,204,966	$1,134,491	$1,119,992
4/19	$1,212,472	$1,136,079	$1,120,278
5/19	$1,217,928	$1,153,482	$1,140,165
6/19	$1,240,960	$1,169,797	$1,154,483
7/19	$1,250,271	$1,173,279	$1,157,023
8/19	$1,256,137	$1,199,827	$1,187,003
9/19	$1,257,801	$1,194,629	$1,180,681
10/19	$1,266,652	$1,198,489	$1,184,238
11/19	$1,267,401	$1,198,249	$1,183,635
12/19	$1,276,436	$1,200,035	$1,182,810
1/20	$1,298,158	$1,221,573	$1,205,572
2/20	$1,300,973	$1,239,864	$1,227,271
3/20	$1,141,843	$1,215,645	$1,220,049
4/20	$1,180,132	$1,239,996	$1,241,736
5/20	$1,203,651	$1,251,577	$1,247,518
6/20	$1,240,758	$1,262,020	$1,255,376
7/20	$1,270,631	$1,284,189	$1,274,128
8/20	$1,284,682	$1,276,784	$1,263,843
9/20	$1,287,684	$1,274,483	$1,263,150
10/20	$1,286,152	$1,269,928	$1,257,510
11/20	$1,330,684	$1,286,499	$1,269,849
12/20	$1,351,298	$1,290,942	$1,271,599
1/21	$1,360,164	$1,282,828	$1,262,482
2/21	$1,358,340	$1,266,275	$1,244,251
3/21	$1,349,765	$1,251,539	$1,228,714
4/21	$1,357,636	$1,262,063	$1,238,421
5/21	$1,368,134	$1,266,877	$1,242,467
6/21	$1,381,544	$1,276,113	$1,251,197
7/21	$1,394,746	$1,288,927	$1,265,186
8/21	$1,396,784	$1,288,066	$1,262,777
9/21	$1,390,655	$1,277,067	$1,251,844
10/21	$1,392,381	$1,276,023	$1,251,499
11/21	$1,394,258	$1,277,564	$1,255,202
12/21	$1,391,861	$1,276,703	$1,251,990
1/22	$1,369,896	$1,248,712	$1,225,017
2/22	$1,351,641	$1,231,687	$1,211,350
3/22	$1,317,232	$1,198,643	$1,177,697
4/22	$1,274,853	$1,153,936	$1,133,006
5/22	$1,270,757	$1,160,286	$1,140,311
6/22	$1,243,399	$1,137,100	$1,122,422
7/22	$1,270,654	$1,165,689	$1,149,848
8/22	$1,247,072	$1,135,386	$1,117,357
9/22	$1,197,444	$1,086,469	$1,069,080
10/22	$1,180,645	$1,074,548	$1,055,233
11/22	$1,217,078	$1,114,614	$1,094,040
12/22	$1,212,484	$1,110,828	$1,089,105
1/23	$1,257,815	$1,145,286	$1,122,610
2/23	$1,233,199	$1,117,145	$1,093,584
3/23	$1,248,170	$1,143,352	$1,121,364
4/23	$1,249,992	$1,150,337	$1,128,160
5/23	$1,237,599	$1,138,410	$1,115,876
6/23	$1,240,646	$1,136,641	$1,111,896
7/23	$1,243,892	$1,137,771	$1,111,121
8/23	$1,240,060	$1,130,920	$1,104,024
9/23	$1,212,743	$1,103,953	$1,075,969
10/23	$1,193,940	$1,087,351	$1,058,989
11/23	$1,249,686	$1,136,287	$1,106,947
12/23	$1,298,191	$1,179,403	$1,149,319
1/24	$1,304,072	$1,176,580	$1,146,163
2/24	$1,291,328	$1,162,474	$1,129,970
3/24	$1,306,229	$1,173,887	$1,140,404
4/24	$1,280,413	$1,146,456	$1,111,599
5/24	$1,303,168	$1,165,459	$1,130,444
6/24	$1,316,113	$1,176,114	$1,141,147
7/24	$1,346,857	$1,202,809	$1,167,800
8/24	$1,367,210	$1,220,515	$1,184,582
9/24	$1,386,430	$1,237,255	$1,200,442

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	14.32%	1.96%	3.32%
Bloomberg U.S. Universal IndexFootnote Reference2	12.08%	0.70%	2.15%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

AssetsNet	$ 2,286,452,902
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 4,902,840
InvestmentCompanyPortfolioTurnover	372.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,286,452,902
# of Portfolio Holdings	417
Portfolio Turnover Rate	372%
Total Advisory Fees Paid	$4,902,840

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Affiliated Investment Funds	1.2%
Senior Floating-Rate Loans	1.5%
Collateralized Mortgage Obligations	3.0%
Commercial Mortgage-Backed Securities	4.5%
Asset-Backed Securities	9.5%
U.S. Treasury Obligations	17.8%
Short-Term Investments	18.1%
Corporate Bonds	19.7%
U.S. Government Agency Mortgage-Backed Securities	23.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(8.8%)
Not Rated	6.6%
CCC or Lower	1.1%
B	3.8%
BB	7.4%
BBB	26.8%
A	4.6%
AA	1.7%
AAA	56.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000243098
Shareholder Report [Line Items]
Fund Name	Eaton Vance Total Return Bond Fund
Class Name	Class R6
Trading Symbol	ERABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ Security selections in investment-grade corporate bonds, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) contributed to performance relative to the Index during the period

↑ Out-of-Index positions in high yield bonds ― which outperformed investment-grade bonds during the period ― and non-agency mortgage-backed securities, along with an underweight position in U.S. Treasurys, and an overweight position in CMBS contributed to performance relative to the Index during the period

↑ The Fund’s out-of-Index use of derivatives for duration management ― by investing in U.S. Treasury futures and options on U.S. Treasury futures ― contributed to returns relative to the Index during the period

↓ The Fund’s out-of-Index allocation to bank loans and an overweight position in ABS detracted from returns relative to the Index during the period

↓ Duration positioning ― which was shorter than that of the Index ― detracted from returns relative to the Index during a period when interest rates declined

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,039,986	$5,048,962	$5,049,138
11/14	$5,097,054	$5,076,209	$5,084,956
12/14	$5,135,778	$5,067,038	$5,089,712
1/15	$5,242,500	$5,163,490	$5,196,439
2/15	$5,186,398	$5,133,397	$5,147,580
3/15	$5,211,491	$5,154,585	$5,171,483
4/15	$5,185,043	$5,148,604	$5,152,927
5/15	$5,181,301	$5,139,597	$5,140,518
6/15	$5,110,845	$5,082,236	$5,084,467
7/15	$5,083,862	$5,111,830	$5,119,810
8/15	$4,967,229	$5,096,768	$5,112,458
9/15	$4,876,358	$5,116,718	$5,147,040
10/15	$4,993,688	$5,133,074	$5,147,895
11/15	$4,950,175	$5,114,355	$5,134,295
12/15	$4,828,547	$5,088,805	$5,117,703
1/16	$4,751,371	$5,144,980	$5,188,129
2/16	$4,759,834	$5,181,528	$5,224,933
3/16	$5,012,492	$5,245,029	$5,272,871
4/16	$5,183,116	$5,280,765	$5,293,111
5/16	$5,114,912	$5,284,889	$5,294,468
6/16	$5,248,783	$5,377,929	$5,389,599
7/16	$5,354,031	$5,422,245	$5,423,673
8/16	$5,417,552	$5,428,094	$5,417,471
9/16	$5,432,200	$5,429,384	$5,414,297
10/16	$5,432,317	$5,393,365	$5,372,883
11/16	$5,344,164	$5,272,137	$5,245,795
12/16	$5,392,565	$5,287,798	$5,253,193
1/17	$5,490,366	$5,306,454	$5,263,501
2/17	$5,538,464	$5,347,397	$5,298,877
3/17	$5,567,231	$5,345,606	$5,296,098
4/17	$5,613,739	$5,389,960	$5,336,968
5/17	$5,638,706	$5,431,545	$5,378,048
6/17	$5,651,534	$5,426,940	$5,372,635
7/17	$5,711,916	$5,453,971	$5,395,754
8/17	$5,747,826	$5,501,026	$5,444,153
9/17	$5,773,423	$5,481,666	$5,418,223
10/17	$5,780,533	$5,488,248	$5,421,362
11/17	$5,788,269	$5,479,943	$5,414,403
12/17	$5,808,242	$5,504,100	$5,439,253
1/18	$5,853,915	$5,451,135	$5,376,610
2/18	$5,795,955	$5,399,447	$5,325,642
3/18	$5,805,584	$5,426,680	$5,359,795
4/18	$5,786,273	$5,390,471	$5,319,932
5/18	$5,770,312	$5,419,867	$5,357,900
6/18	$5,751,136	$5,412,007	$5,351,310
7/18	$5,822,241	$5,423,333	$5,352,582
8/18	$5,797,632	$5,450,052	$5,387,024
9/18	$5,816,528	$5,426,699	$5,352,334
10/18	$5,761,337	$5,381,303	$5,310,037
11/18	$5,757,948	$5,405,504	$5,341,736
12/18	$5,759,365	$5,490,077	$5,439,871
1/19	$5,896,162	$5,565,773	$5,497,639
2/19	$5,946,232	$5,571,839	$5,494,454
3/19	$6,024,831	$5,672,454	$5,599,958
4/19	$6,062,362	$5,680,394	$5,601,391
5/19	$6,089,641	$5,767,409	$5,700,825
6/19	$6,204,801	$5,848,985	$5,772,417
7/19	$6,251,355	$5,866,395	$5,785,114
8/19	$6,280,684	$5,999,137	$5,935,016
9/19	$6,289,007	$5,973,146	$5,903,406
10/19	$6,333,260	$5,992,444	$5,921,188
11/19	$6,337,005	$5,991,246	$5,918,173
12/19	$6,382,181	$6,000,174	$5,914,048
1/20	$6,490,792	$6,107,865	$6,027,861
2/20	$6,504,867	$6,199,319	$6,136,354
3/20	$5,709,215	$6,078,224	$6,100,243
4/20	$5,900,660	$6,199,980	$6,208,682
5/20	$6,018,257	$6,257,887	$6,237,589
6/20	$6,203,790	$6,310,102	$6,276,880
7/20	$6,353,153	$6,420,945	$6,370,638
8/20	$6,423,409	$6,383,919	$6,319,215
9/20	$6,438,419	$6,372,414	$6,315,751
10/20	$6,430,758	$6,349,638	$6,287,550
11/20	$6,653,422	$6,432,497	$6,349,245
12/20	$6,756,490	$6,454,709	$6,357,994
1/21	$6,800,819	$6,414,139	$6,312,408
2/21	$6,791,698	$6,331,377	$6,221,254
3/21	$6,748,826	$6,257,696	$6,143,571
4/21	$6,788,180	$6,310,316	$6,192,105
5/21	$6,840,671	$6,334,386	$6,212,335
6/21	$6,907,718	$6,380,565	$6,255,983
7/21	$6,973,728	$6,444,633	$6,325,931
8/21	$6,983,919	$6,440,332	$6,313,887
9/21	$6,953,277	$6,385,334	$6,259,222
10/21	$6,961,903	$6,380,115	$6,257,496
11/21	$6,971,290	$6,387,822	$6,276,009
12/21	$6,959,307	$6,383,515	$6,259,950
1/22	$6,849,481	$6,243,562	$6,125,085
2/22	$6,758,205	$6,158,437	$6,056,752
3/22	$6,586,160	$5,993,214	$5,888,485
4/22	$6,374,263	$5,769,682	$5,665,028
5/22	$6,353,787	$5,801,428	$5,701,554
6/22	$6,216,997	$5,685,501	$5,612,108
7/22	$6,353,271	$5,828,446	$5,749,238
8/22	$6,235,362	$5,676,928	$5,586,784
9/22	$5,987,220	$5,432,344	$5,345,399
10/22	$5,903,223	$5,372,739	$5,276,164
11/22	$6,085,388	$5,573,070	$5,470,198
12/22	$6,062,421	$5,554,141	$5,445,523
1/23	$6,289,076	$5,726,432	$5,613,049
2/23	$6,165,996	$5,585,724	$5,467,922
3/23	$6,240,852	$5,716,761	$5,606,821
4/23	$6,249,962	$5,751,684	$5,640,802
5/23	$6,187,994	$5,692,052	$5,579,381
6/23	$6,203,229	$5,683,206	$5,559,482
7/23	$6,213,671	$5,688,856	$5,555,606
8/23	$6,200,939	$5,654,598	$5,520,121
9/23	$6,064,653	$5,519,764	$5,379,845
10/23	$5,970,969	$5,436,756	$5,294,945
11/23	$6,243,869	$5,681,437	$5,534,733
12/23	$6,486,782	$5,897,014	$5,746,597
1/24	$6,522,791	$5,882,902	$5,730,816
2/24	$6,459,329	$5,812,368	$5,649,850
3/24	$6,534,163	$5,869,437	$5,702,020
4/24	$6,398,958	$5,732,278	$5,557,996
5/24	$6,513,092	$5,827,297	$5,652,222
6/24	$6,578,170	$5,880,568	$5,705,733
7/24	$6,738,755	$6,014,044	$5,839,002
8/24	$6,840,920	$6,102,576	$5,922,908
9/24	$6,937,113	$6,186,276	$6,002,211

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	14.39%	1.98%	3.33%
Bloomberg U.S. Universal IndexFootnote Reference3	12.08%	0.70%	2.15%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

AssetsNet	$ 2,286,452,902
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 4,902,840
InvestmentCompanyPortfolioTurnover	372.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,286,452,902
# of Portfolio Holdings	417
Portfolio Turnover Rate	372%
Total Advisory Fees Paid	$4,902,840

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Affiliated Investment Funds	1.2%
Senior Floating-Rate Loans	1.5%
Collateralized Mortgage Obligations	3.0%
Commercial Mortgage-Backed Securities	4.5%
Asset-Backed Securities	9.5%
U.S. Treasury Obligations	17.8%
Short-Term Investments	18.1%
Corporate Bonds	19.7%
U.S. Government Agency Mortgage-Backed Securities	23.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(8.8%)
Not Rated	6.6%
CCC or Lower	1.1%
B	3.8%
BB	7.4%
BBB	26.8%
A	4.6%
AA	1.7%
AAA	56.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122